Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits
Schedule of deposits and related interest expense

	2025	2024

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,727,802	$3,790,875
Foreign	758,406	821,469
Total demand non-interest bearing	4,486,208	4,612,344
Savings and interest bearing demand
Domestic	3,427,721	3,317,461
Foreign	1,321,257	1,282,496
Total savings and interest bearing demand	4,748,978	4,599,957
Time, certificates of deposit $100,000 or more
Domestic	967,848	876,254
Foreign	1,577,823	1,390,566
Less than $100,000
Domestic	327,741	317,220
Foreign	327,908	315,503
Total time, certificates of deposit	3,201,320	2,899,543
Total deposits	$12,436,506	$12,111,844

	2025	2024	2023

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$57,594	$56,759	$42,148
Foreign	25,326	25,153	18,189
Total savings and interest bearing demand	82,920	81,912	60,337
Time, certificates of deposit $100,000 or more
Domestic	32,337	32,283	18,597
Foreign	52,134	47,420	25,471
Less than $100,000
Domestic	9,344	8,748	4,592
Foreign	9,101	8,517	4,498
Total time, certificates of deposit	102,916	96,968	53,158
Total interest expense on deposits	$185,836	$178,880	$113,495

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2025 were as follows:

Total
(in thousands)
2026	$3,072,855
2027	94,969
2028	25,054
2029	8,139
2030	302
Thereafter	1
Total	$3,201,320

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$1,132,341
Due after 3 months and within 6 months	854,833
Due after 6 months and within 12 months	469,068
Due after 12 months	89,429
$2,545,671